INCOME TAX - Schedule of components of current and deferred income tax expense (income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax
Current tax on profit for the year	$ (9,287)	$ (5,343)	$ (3,761)
Adjustments for current tax of prior periods	315	241	(9)
Total current tax credit (expense)	(8,972)	(5,102)	(3,770)
Deferred income tax
Deferred tax on profit for the year	7,469	6,639	2,581
Adjustments for deferred tax of prior periods	(1,846)	(73)	(124)
Total deferred tax credit (expense)	5,623	6,566	2,457
Income tax credit (expense)	$ (3,349)	$ 1,464	$ (1,313)